13FCON P 3/7/03

NON-PUBLIC

RECEIVED
OFFICE OF THE SECRETARY
FEB 10 2003

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

03027776

FORM 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT DENIED

RECD S.E.C.
FEB 10 2003
1086

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DMG Advisors LLC

Address: 53 Forest Ave, Suite 202
Old Greenwich, CT 06870

Form 13F File Number: ~~Unassigned~~. 28-10178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Andrew Wilder

Title: Chief Financial Officer

Phone: 203-967-5750

PROCESSED
JUL 25 2003
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

/s/ Andrew Wilder	Old Greenwich, Connecticut	February 5, 2003
Andrew Wilder	City, State	Date

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74 Items

Form 13F Information Table Value Total: $ 420,170.91 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

*Confidential portions omitted and filed separately with the Securities and Exchange Commission.

Name of Issuer	Title of Class	Cusip	M.V. (*1000)	SHARE OR PRN Quantity	SH/PRN PUT/CALL	Investment Discretion	Other Managers	Voting Authority
A.B. WATLEY GROUP - PRIVATES	COM	000788109	587.50	235.00	SH	DEFINED	N/A	SHARED
ABBOTT LABS	COM	002824100	5,868.00	146,700.00	SH	DEFINED	N/A	SHARED
ABERCROMBIE & FI	CL A	002896207	4,208.62	205,700.00	SH	DEFINED	N/A	SHARED
ADVANCED MED OPT	COM	00763M108	598.50	50,000.00	SH	DEFINED	N/A	SHARED
ALLIANT TECHSYS	COM	018804104	9,558.26	153,300.00	SH	DEFINED	N/A	SHARED
ALLOY INC	COM	019855105	20,152.42	1,840,404.00	SH	DEFINED	N/A	SHARED
ALTEON INC PRIVATE	COM	02144G107	878.57	428,571.00	SH	DEFINED	N/A	SHARED
AMER AXLE & MFG	COM	024061103	2,342.00	100,000.00	SH	DEFINED	N/A	SHARED
APHTON CORP	COM	03759P101	169.71	44,081.00	SH	DEFINED	N/A	SHARED
ARTISTDIRECT INC	COM	04315D400	348.52	162,100.00	SH	DEFINED	N/A	SHARED
AVENUE A INC	COM	053566105	1,421.00	490,000.00	SH	DEFINED	N/A	SHARED
BERKSHIRE HATH-A	CL A	084670108	8,002.50	110.00	SH	DEFINED	N/A	SHARED
BP AMOCO PLC-ADR	SPON ADR NEW	055622104	3,252.00	80,000.00	SH	DEFINED	N/A	SHARED
CHAMPPS ENTERTAINMENT INC	COM	158787101	11,567.96	1,216,400.00	SH	DEFINED	N/A	SHARED
CRITICAL HOME CA - RSTD	COM	9A999W804	463.07	250,985.00	SH	DEFINED	N/A	SHARED
CROWN CORK&SEAL CO INC	COM	228255105	9,423.14	1,185,300.00	SH	DEFINED	N/A	SHARED
DAVITA INC	COM	23918K108	12,369.02	501,379.00	SH	DEFINED	N/A	SHARED
DISCOVERY LAB PRIVATES	COM	254668106	1,042.62	436,516.00	SH	DEFINED	N/A	SHARED
ECHOSTAR COMM-A	CL A	278762109	27,275.18	1,225,300.00	SH	DEFINED	N/A	SHARED
EDO CORP	COM	281347104	9,101.64	438,000.00	SH	DEFINED	N/A	SHARED
EMCOR GROUP INC	COM	29084Q100	12,128.69	228,800.00	SH	DEFINED	N/A	SHARED
EMISPHERE TECHNOLIGIES INC	COM	291345106	313.20	90,000.00	SH	DEFINED	N/A	SHARED
FIBER NET TELE RESTRUCT	COM	315656105	6,007.66	39,265,725.00	SH	DEFINED	N/A	SHARED
GENERAL DYNAMICS CORP	COM	369550108	21,834.69	275,100.00	SH	DEFINED	N/A	SHARED
GENOIL PRIVATE	COM	371924101	196.29	3,085,330.00	SH	DEFINED	N/A	SHARED
GLOBAL LIGHT TEL	COM	37934X100	0.07	337,300.00	SH	DEFINED	N/A	SHARED
HEALTHCARE SERVS	COM	421906108	2,823.16	216,500.00	SH	DEFINED	N/A	SHARED
IMPLANT SCIENCE	COM	45320R108	255.45	65,000.00	SH	DEFINED	N/A	SHARED
INGERSOLL-RAND-A	COM	G4776G101	38.75	900.00	SH	DEFINED	N/A	SHARED
INNKEEPERS USA	COM	4576J0104	883.96	115,400.00	SH	DEFINED	N/A	SHARED
INTERGRAPH CORP COM	COM	458683109	3,729.60	210,000.00	SH	DEFINED	N/A	SHARED
INTERTRUST TECH	COM	46113Q109	33,635.79	7,951,723.00	SH	DEFINED	N/A	SHARED
JAN 04 PUTS ON AAPL US @ 20	PUT	378333MD	368.50	550	PUT	DEFINED	N/A	SHARED
INTL PAPER CO	COM	460146103	31.47	900.00	SH	DEFINED	N/A	SHARED

*Confidential portions omitted and filed separately with the Securities and Exchange Commission.

KAISER VENTURES	COM	483100103	493.67	132,000.00	SH	DEFINED	N/A	SHARED
LABORATORY CRP OF AMER HLDGS	COM	50540R409	3,021.20	130,000.00	SH	DEFINED	N/A	SHARED
LIZ CLAIBORNE	COM	539320101	3,329.70	112,300.00	SH	DEFINED	N/A	SHARED
MCDONALDS CORPORATION	COM	580135101	2,974.80	185,000.00	SH	DEFINED	N/A	SHARED
MOORE CORP LTD	COM	615785102	1,570.66	172,600.00	SH	DEFINED	N/A	SHARED
MTR GAMING GROUP	COM	553769100	5,751.10	722,500.00	SH	DEFINED	N/A	SHARED
NEW DRAGON ASIA	COM	64378H102	20.00	50,000.00	SH	DEFINED	N/A	SHARED
NEW YORK COMMUNITY BANCORP	COM	649445103	3,754.40	130,000.00	SH	DEFINED	N/A	SHARED
NOBLE ENERGY INC.	COM	655044105	3,004.00	80,000.00	SH	DEFINED	N/A	SHARED
NORTH AMERICAN SCIENTIFIC	COM	65715D100	597.84	66,500.00	SH	DEFINED	N/A	SHARED
NORTHROP GRUMMAN CORP	COM	666807102	21,223.60	218,800.00	SH	DEFINED	N/A	SHARED
OCEAN ENERGY INC	COM	67481E106	2,496.25	125,000.00	SH	DEFINED	N/A	SHARED
OMI CORP	COM	Y6476W104	1,438.50	350,000.00	SH	DEFINED	N/A	SHARED
ORCHID BIOSCI IN	COM	68571P100	525.00	1,050,000.00	SH	DEFINED	N/A	SHARED
ORTHOVITA INC	COM	68750U102	6,808.40	1,565,150.00	SH	DEFINED	N/A	SHARED
PETSMART INC	COM	716768106	4,152.19	242,393.00	SH	DEFINED	N/A	SHARED
PHOTOGEN TECH PRIVATE	COM	71932A309	389.58	462,963.00	SH	DEFINED	N/A	SHARED
PRIDE INTL INC	COM	74153Q102	670.50	45,000.00	SH	DEFINED	N/A	SHARED
PRIORITY HEALTHC	CL B	74264T102	18,228.24	785,700.00	SH	DEFINED	N/A	SHARED
PROVIDIAN FINL	COM	74406A102	1,168.20	180,000.00	SH	DEFINED	N/A	SHARED
RADIO ONE-CL D	CL D	75040P405	8,910.53	617,500.00	SH	DEFINED	N/A	SHARED
RENAISSANCERE	COM	G7496G103	5,247.00	132,500.00	SH	DEFINED	N/A	SHARED
SAFLINK CORP	COM	786578302	25,868.83	6,173,945.00	SH	DEFINED	N/A	SHARED
SAPPI LTD-ADR	SPON ADR NEW	803069202	2,776.20	210,000.00	SH	DEFINED	N/A	SHARED
SELECT MEDICAL CORP	COM	816196109	4,995.35	370,300.00	SH	DEFINED	N/A	SHARED
STUDENT LOAN CRP	COM	863902102	1,467.00	15,000.00	SH	DEFINED	N/A	SHARED
TIFFANY & CO	COM	886547108	4,119.69	172,300.00	SH	DEFINED	N/A	SHARED
TPG NV ORDS (N/C TNT POST)	COM	990002P27	7,910.55	488,000.00	SH	DEFINED	N/A	SHARED
UNIVERSAL COMPRE	COM	913431102	3,443.40	180,000.00	SH	DEFINED	N/A	SHARED
UNIVISION COMM-A	CL A	914906102	6,125.00	250,000.00	SH	DEFINED	N/A	SHARED
USA EDUCATION	COM	78442P106	14,540.40	140,000.00	SH	DEFINED	N/A	SHARED
VIACOM INC-CL A	CL A	925524100	2,938.32	72,000.00	SH	DEFINED	N/A	SHARED
VIACOM INC-CL B	CL B	925524308	12,439.95	305,200.00	SH	DEFINED	N/A	SHARED
VIALINK RSTD COMMON 093002 DMG	COM	92552Q101	523.74	3,741,019.00	SH	DEFINED	N/A	SHARED
VIROLOGIC INC	COM	92823R201	1,823.70	1,371,203.00	SH	DEFINED	N/A	SHARED
WESTERN GAS RES	COM	958259103	3,500.75	95,000.00	SH	DEFINED	N/A	SHARED
WESTMORELAND COA	COM	960878106	3,521.48	299,700.00	SH	DEFINED	N/A	SHARED

*Confidential portions omitted and filed separately with the Securities and Exchange Commission.

WILLIAMS-SONOMA	COM	969904101	4,086.08	150,500.00	SH	DEFINED	N/A	SHARED
WIRE ONE TECH	COM	976521104	7,827.62	2,805,600.00	SH	DEFINED	N/A	SHARED
WYETH	COM	983024100	5,610.00	150,000.00	SH	DEFINED	N/A	SHARED
Total			**420,170.91**	**85,343,982.00**				